UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Premier Bond Fund

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2015–06/30/2016

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Premier Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10603
Reporting Period: 07/01/2015 - 06/30/2016
Western Asset Premier Bond Fund

======================= Western Asset Premier Bond Fund ========================

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 26, 2016   Meeting Type: ANNUAL
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    FOR       FOR          Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    FOR       FOR          Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        FOR       FOR          Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: JUDITH RODIN      FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: ANTHONY M.        FOR       FOR          Management
      SANTOMERO
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO     FOR       FOR          Management
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   FOR       FOR          Management
1N.   ELECTION OF DIRECTOR: WILLIAM S.        FOR       FOR          Management
      THOMPSON, JR.
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY   FOR       FOR          Management
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   FOR       FOR          Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2016.
3     ADVISORY APPROVAL OF CITI'S 2015        FOR       FOR          Management
      EXECUTIVE COMPENSATION.
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES.
5     APPROVAL OF THE AMENDED AND RESTATED    FOR       FOR          Management
      2011 CITIGROUP EXECUTIVE PERFORMANCE
      PLAN.
6     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT DEMONSTRATING THE COMPANY DOES
      NOT HAVE A GENDER PAY GAP.
7     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE.
9     STOCKHOLDER PROPOSAL REQUESTING AN      FOR       FOR          Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY.
10    STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Premier Bond Fund

Date:	August 15, 2016